COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Lease Payments under Non-Cancelable Operating Leases

At December 31, 2015, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2016	$67,959
2017	52,405
2018	35,991
2019	22,112
2020	12,639
Thereafter	10,398

Total minimum payments	$201,504